CREDIT AGREEMENT (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Schedule of principal payments on the Company's Term Debt
As of December 31, 2016, the contractual principal payments for the long term loan (including current maturities) are as follows:

2017	$23,750
2018	23,750
2019	23,750
2020	47,500
2021	356,250
Total	$475,000

 (*) In January 2017, the Company prepaid a principal amount of $260 million which resulted in $5.3 million amortization of debt issuance costs In addition, the contractual principal payments for the long term loan have changed and the Company will pay the entire remaining principal of $215 million on the final maturity date of the term loan facility. Refer to Note 17 for further details.

Schedule of Component of Term Debt Liability
The following table sets forth the component of the liability as of December 31, 2016:

Liability:
Principal	$475,000
Less: Debt issuance costs, net of amortization	(9,820)
Net carrying amount	$465,180

Schedule of interest Expense Recognized
The following table sets forth interest expense recognized related to the liability for the year ended December 31, 2016:

Amortization of debt issuance costs	$338
Interest expense	1,266
Total interest expense recognized	$1,604

Effective interest rate	2.84%